VALUATION ACCOUNTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for deferred tax assets
Balance	€ 15,508	€ 14,977	€ 14,553
Charges to costs and expenses	346	596	859
Deductions: write-off and others	(1,513)	(65)	(435)
Balance	14,341	15,508	14,977
Allowance for doubtful accounts
Balance	721	1,489	1,404
Charges to costs and expenses	2	90	94
Deductions: write-off and others	19	(858)	(9)
Balance	742	721	1,489
Slow-moving inventory
Balance	1,563	1,084	974
Charges to costs and expenses	371	651	333
Deductions: write-off and others	(464)	(172)	(223)
Balance	1,470	1,563	1,084
Warranty reserve
Balance	369	371	548
Charges to costs and expenses	110	266	131
Deductions: write-off and others	(227)	(268)	(308)
Balance	€ 252	€ 369	€ 371